CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - JPY (¥) ¥ in Thousands	Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Noncontrolling interest	Total
Balance, beginning of period at Dec. 31, 2023	¥ 100	¥ 19,900	¥ (3,000)	¥ 113,602	¥ 80,277	¥ 5,082	¥ 215,961
Balance, beginning of period (in shares) at Dec. 31, 2023	1	4,975,000
Balance, beginning of period (in shares) at Dec. 31, 2023			92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock from stock option exercises				8,101			8,101
Issuance of common stock from stock option exercises (in shares)		55,850
Net loss					(582,181)	(6,194)	(588,375)
Balance, end of period at Jun. 30, 2024	¥ 100	¥ 19,900	¥ (3,000)	121,703	(501,904)	(1,112)	(364,313)
Balance, end of period (in shares) at Jun. 30, 2024	1	5,030,850
Balance, ending of period (in shares) at Jun. 30, 2024			92,500
Balance, beginning of period at Dec. 31, 2024	¥ 100	¥ 352,523	¥ (3,000)	354,605	229,040	54,630	¥ 987,898
Balance, beginning of period (in shares) at Dec. 31, 2024	1	7,994,450
Balance, beginning of period (in shares) at Dec. 31, 2024			92,500				92,500
Increase (Decrease) in Stockholders' Equity:
Subsidiary's Series A Preferred Stock Issuance						1,080	¥ 1,080
Net loss					(690,471)	(495)	(690,966)
Balance, end of period at Jun. 30, 2025	¥ 100	¥ 352,523	¥ (3,000)	¥ 354,605	¥ (461,431)	¥ 55,215	¥ 298,011
Balance, end of period (in shares) at Jun. 30, 2025	1	7,994,450
Balance, ending of period (in shares) at Jun. 30, 2025			92,500				92,500